Capital Structure (Details Narrative) - USD ($)			2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 06, 2016	Mar. 01, 2016	Feb. 18, 2014	May 12, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2015	Dec. 31, 2014	Sep. 04, 2015
Class of Stock [Line Items]
Common stock - shares authorized						755,000,000	755,000,000
Proceeds from issuance of common stock, net of commissions			$ 39,741,152				$ 53,640		$ 42,235,790
Preferred stock shares authorized						25,000,000	25,000,000
Preferred stock par value (in dollars per share)						$ 0.001	$ 0.001
Reverse stock split		The Company effectuated a 38-for-1 reverse stock split on its issued and outstanding common stock.
Public Offerings [Member]
Class of Stock [Line Items]
Common stock, shares issued			178,553
Issue price (in dollars per share)			$ 237.50
Maximum amount of common shares at-the-market offering								$ 4,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock, shares issued			23,290
Common Class B [Member]
Class of Stock [Line Items]
Common stock - shares authorized						5,000,000	5,000,000
Common stock - par value						$ 0.001	$ 0.001
Common stock, shares outstanding						0	0
Common stock, shares issued						0	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock - shares authorized						750,000,000	750,000,000
Common stock - par value						$ 0.001	$ 0.001
Common stock, shares outstanding						10,821,336	664,458
Common stock, shares issued						10,821,336	664,458
Issuance of common shares	9,600,786					6,092
Share Buyback Program [Member]
Class of Stock [Line Items]
Authorized amount				$ 10,000,000
Number of shares repurchased and retired					790
Period in force				12 months
Average price per share (common shares purchased and cancelled)					$ 215.920
Loretto Finance Inc. [Member]
Class of Stock [Line Items]
Share based compensation			$ 880,015					$ 755
Common stock, shares issued			3,571				12,557	190
Maxim Group LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued										9,461
Maxim Group LLC [Member] | Public Offerings [Member]
Class of Stock [Line Items]
Maximum amount of common shares at-the-market offering										$ 4,000,000
Allseas Marine [Member] | Common Class A [Member] | Arbitration Proceedings [Member] | Various Agreement [Member]
Class of Stock [Line Items]
Issuance of common shares	550,000